Stock-Based Compensation (Details) - Schedule of Table Summarizes Significant Ranges of Outstanding and Exercisable Options shares in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
$1.57 - $14.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares) | shares	36
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	278 years
Options Outstanding, Weighted Average Exercise Price	$ 105.2
Options Exercisable, Number Exercisable (in Shares) | shares	26
Options Exercisable, Weighted Average Exercise Price	$ 103.6
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$1.57 - $14.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 62.8
$1.57 - $14.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 599.6
$25.60 - $143.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	115 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 4,050.8
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 4,050.8
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$25.60 - $143.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 1,024
$25.60 - $143.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 5,759.6
$144.00 - $409.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	116 years
Options Outstanding, Weighted Average Exercise Price	$ 5,760
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 5,760
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$144.00 - $409.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 5,760
$144.00 - $409.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 16,399.6
$410.00 - $924.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	60 years
Options Outstanding, Weighted Average Exercise Price	$ 16,400
Options Exercisable, Number Exercisable (in Shares) | shares
Options Exercisable, Weighted Average Exercise Price	$ 16,400
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$410.00 - $924.00 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 16,400
$410.00 - $924.00 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 36,960
$1.57 - $924.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares) | shares	36
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	277 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 122.8
Options Exercisable, Number Exercisable (in Shares) | shares	26
Options Exercisable, Weighted Average Exercise Price	$ 127.6
Options Exercisable, Aggregate Intrinsic value (in Dollars) | $
$1.57 - $924.00 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 62.8
$1.57 - $924.00 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Range of Exercise Price	$ 36,960